RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
RENTALS AND LEASES
Operating leases, rental expense	$ 130	$ 121	$ 121
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2012	105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	473
Maximum term, operating leases for vehicles with month-to-month renewal (in years)	1
Estimated payments under operating leases for vehicles in 2012	$ 39